Subsequent events (Details) - Subsequent Event - $ / shares	Feb. 12, 2017	Feb. 27, 2017
Subsequent Event [Line Items]
Common share cash dividends declared (in dollars per share)	$ 0.32
Carlyle Global Financial Services, L.P.
Subsequent Event [Line Items]
Ownership percentage by noncontrolling owner		14.00%